Subsequent Event (Details) (Common stock, USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 27, 2014
Subsequent Event
Number of shares issued and sold	42,823	22,959
Subsequent event | Over-allotment
Subsequent Event
Number of shares issued and sold			1,031,250
IPO price (in dollars per share)			$ 8.00
Aggregate net proceeds (in dollars)			$ 7,600,000